SCHEDULE OF DISAGGREGATION BY REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 9,553,439		$ 16,129,671
Renewable Diesel Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,920,832		8,293,499
Renewable Diesel Environmental Credits [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,632,607		$ 7,836,172